UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Tax-Managed Equity Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 5.70%
Boeing Company (The)	21,700	$1,929,347
Lockheed Martin Corporation	17,500	1,697,850
Raytheon Company	14,700	771,162
		4,398,359
Beverages - 1.58%
PepsiCo, Inc.	19,200	1,220,352

Capital Equipment - 5.05%
Deere & Company	21,800	2,368,352
Illinois Tool Works Inc.	29,600	1,527,360
		3,895,712
Chemicals - Petroleum and Inorganic - 3.82%
Monsanto Company	53,600	2,945,856

Communications Equipment - 9.49%
Cisco Systems, Inc.*	98,900	2,521,456
Juniper Networks, Inc.*	69,200	1,361,164
Marvell Technology Group Ltd.*	65,100	1,092,703
QUALCOMM Incorporated	55,100	2,348,087
		7,323,410
Computers - Micro - 3.01%
Apple Inc.*	25,000	2,322,625

Computers - Peripherals - 8.59%
Adobe Systems Incorporated*	64,900	2,706,006
Electronic Arts Inc.*	41,600	2,093,728
Microsoft Corporation	65,700	1,830,730
		6,630,464
Consumer Electronics - 4.80%
Harman International Industries, Incorporated	13,400	1,287,472
Research In Motion Limited*	17,700	2,415,961
		3,703,433
Defense - 2.51%
General Dynamics Corporation	25,400	1,940,560

Electrical Equipment - 1.21%
Emerson Electric Co.	21,600	930,744

Electronic Components - 1.77%
Broadcom Corporation, Class A*	42,500	1,362,338

Health Care - Drugs - 10.21%
Abbott Laboratories	34,000	1,897,200
Amgen Inc.*	15,500	865,752
Genentech, Inc.*	29,100	2,389,692
Gilead Sciences, Inc.*	24,700	1,888,686
Schering-Plough Corporation	33,000	841,830
		7,883,160
Health Care - General - 4.99%
DENTSPLY International Inc.	40,600	1,329,447
Da Vita Inc.*	26,400	1,407,648
Zimmer Holdings, Inc.*	13,000	1,110,330
		3,847,425
Hospital Supply and Management - 5.54%
Medtronic, Inc.	34,800	1,707,288
Stryker Corporation	19,200	1,273,344
UnitedHealth Group Incorporated	24,500	1,297,765
		4,278,397
Hotels and Gaming - 2.83%
International Game Technology	26,800	1,082,184
Las Vegas Sands, Inc.*	12,700	1,099,947
		2,182,131
Household - General Products - 4.17%
Colgate-Palmolive Company	26,400	1,763,256
Procter & Gamble Company (The)	23,100	1,458,996
		3,222,252
Insurance - Life - 2.03%
Aflac Incorporated	33,300	1,567,098

Multiple Industry - 0.08%
Clearwire Corporation*	3,200	65,072

Petroleum - Services - 4.65%
Schlumberger Limited	30,300	2,093,730
Transocean Inc.*	18,300	1,495,110
		3,588,840
Restaurants - 0.76%
YUM! Brands, Inc.	10,200	589,152

Security and Commodity Brokers - 6.81%
Chicago Mercantile Exchange Holdings Inc.	3,200	1,703,872
Goldman Sachs Group, Inc. (The)	7,900	1,632,377
UBS AG	32,300	1,919,589
		5,255,838
Timesharing and Software - 6.31%
Google Inc., Class A*	4,600	2,106,271
Paychex, Inc.	30,400	1,150,944
Yahoo! Inc.*	51,500	1,611,177
		4,868,392
Trucking and Shipping - 1.36%
Expeditors International of Washington, Inc.	25,400	1,049,147

TOTAL COMMON STOCKS - 97.27%		$75,070,757

(Cost: $61,992,013)

SHORT-TERM SECURITIES - 2.73%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.44%, 4-2-07	$2,111	$2,110,681
(Cost: $2,110,681)

TOTAL INVESTMENT SECURITIES - 100.00%		$77,181,438

(Cost: $64,102,694)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007